INCOME TAXES - Additional information (Details) ¥ in Thousands	Jun. 30, 2024 JPY (¥)
INCOME TAXES
Net operating loss	¥ 27,602
Japan
INCOME TAXES
Net operating loss, subject to expiration	3,807
Foreign
INCOME TAXES
Net operating loss, not subject to expiration	¥ 23,795